Note 8 - Plan Termination	12 Months Ended
Jun. 30, 2025
EBP 91-0369590 002 [Member]
Notes to Financial Statements
EBP, Plan Termination [Text Block]

Note 8 - Plan Termination

Although it has not expressed any intention to do so, the Company has the right to terminate the Plan and discontinue its contributions at any time. If the Plan is terminated, amounts allocated to a participant’s account become fully vested.